JPMorgan Hedged Equity 2 Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.8%
Aerospace & Defense — 2.0%
Howmet Aerospace, Inc.	309	40,146
RTX Corp.	191	25,253
Textron, Inc.	157	11,348
TransDigm Group, Inc.	24	32,658
		109,405
Air Freight & Logistics — 0.7%
FedEx Corp.	53	12,991
United Parcel Service, Inc., Class B	229	25,208
		38,199
Automobile Components — 0.1%
Aptiv plc (Jersey) *	73	4,346
Automobiles — 1.4%
Tesla, Inc. *	298	77,180
Banks — 3.4%
Bank of America Corp.	1,440	60,104
Citigroup, Inc.	287	20,374
Fifth Third Bancorp	514	20,129
Truist Financial Corp.	501	20,624
US Bancorp	374	15,780
Wells Fargo & Co.	754	54,143
		191,154
Beverages — 2.0%
Coca-Cola Co. (The)	525	37,617
Keurig Dr Pepper, Inc.	594	20,333
PepsiCo, Inc.	351	52,567
		110,517
Biotechnology — 2.2%
AbbVie, Inc.	332	69,649
Neurocrine Biosciences, Inc. *	35	3,853
Regeneron Pharmaceuticals, Inc.	37	23,222
Sarepta Therapeutics, Inc. *	17	1,081
Vertex Pharmaceuticals, Inc. *	55	26,860
		124,665
Broadline Retail — 4.1%
Amazon.com, Inc. * (a)	1,187	225,895
Building Products — 1.5%
Carrier Global Corp.	355	22,487
Masco Corp.	194	13,532
Trane Technologies plc	141	47,397
		83,416
Capital Markets — 2.0%
Ameriprise Financial, Inc.	43	20,885
Charles Schwab Corp. (The)	337	26,405

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
CME Group, Inc.	109	28,870
Goldman Sachs Group, Inc. (The)	52	28,151
KKR & Co., Inc.	81	9,360
		113,671
Chemicals — 1.6%
Dow, Inc.	365	12,736
Linde plc	103	47,911
LyondellBasell Industries NV, Class A	154	10,870
PPG Industries, Inc.	126	13,819
Sherwin-Williams Co. (The)	17	5,855
		91,191
Communications Equipment — 0.3%
Arista Networks, Inc. *	136	10,516
Motorola Solutions, Inc.	19	8,404
		18,920
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	18	8,414
Consumer Finance — 0.5%
American Express Co.	85	22,903
Capital One Financial Corp.	43	7,703
		30,606
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	30	28,271
Walmart, Inc.	169	14,829
		43,100
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	937	26,483
Electric Utilities — 2.2%
Entergy Corp.	48	4,134
NextEra Energy, Inc.	642	45,501
NRG Energy, Inc.	24	2,328
PG&E Corp.	1,225	21,039
Southern Co. (The)	537	49,375
		122,377
Electrical Equipment — 0.3%
Eaton Corp. plc	71	19,330
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity plc (Switzerland)	35	4,982
Energy Equipment & Services — 0.3%
Baker Hughes Co.	352	15,489
Entertainment — 0.8%
Netflix, Inc. *	18	16,912

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — continued
Walt Disney Co. (The)	250	24,666
Warner Music Group Corp., Class A	179	5,617
		47,195
Financial Services — 6.3%
Berkshire Hathaway, Inc., Class B *	182	97,205
Corpay, Inc. *	75	26,085
Fidelity National Information Services, Inc.	326	24,315
Mastercard, Inc., Class A	183	100,504
Toast, Inc., Class A *	200	6,640
Visa, Inc., Class A	276	96,624
WEX, Inc. *	16	2,527
		353,900
Food Products — 0.7%
Mondelez International, Inc., Class A	572	38,834
Ground Transportation — 0.9%
CSX Corp.	745	21,934
Uber Technologies, Inc. *	417	30,365
		52,299
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	80	10,549
Baxter International, Inc.	101	3,453
Boston Scientific Corp. *	334	33,674
Edwards Lifesciences Corp. *	199	14,426
Medtronic plc	334	30,023
Stryker Corp.	112	41,746
		133,871
Health Care Providers & Services — 2.3%
Cigna Group (The)	64	21,035
HCA Healthcare, Inc.	19	6,345
Humana, Inc.	33	8,740
McKesson Corp.	15	10,054
UnitedHealth Group, Inc.	155	81,325
		127,499
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc.	28	2,618
Ventas, Inc.	406	27,927
Welltower, Inc.	113	17,313
		47,858
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc.	4	20,114
Carnival Corp. *	353	6,894
Chipotle Mexican Grill, Inc. *	536	26,921
DoorDash, Inc., Class A *	47	8,487
Expedia Group, Inc.	97	16,245

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Holdings, Inc.	104	23,724
McDonald's Corp.	180	56,293
Royal Caribbean Cruises Ltd.	46	9,373
Yum! Brands, Inc.	198	31,138
		199,189
Household Durables — 0.1%
Lennar Corp., Class A	56	6,434
Household Products — 0.3%
Church & Dwight Co., Inc.	145	15,988
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	39	4,574
Industrial Conglomerates — 0.4%
3M Co.	136	20,011
Industrial REITs — 0.4%
Prologis, Inc.	179	20,005
Insurance — 2.1%
Aon plc, Class A	66	26,359
Arthur J Gallagher & Co.	101	34,982
Chubb Ltd.	19	5,641
Progressive Corp. (The)	167	47,372
		114,354
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A	674	104,175
Alphabet, Inc., Class C	377	58,946
Meta Platforms, Inc., Class A	291	167,998
		331,119
IT Services — 0.6%
Accenture plc, Class A (Ireland)	28	8,668
Cognizant Technology Solutions Corp., Class A	348	26,635
		35,303
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	101	50,324
Machinery — 1.9%
Caterpillar, Inc.	62	20,269
Deere & Co.	71	33,412
Ingersoll Rand, Inc.	125	9,987
Otis Worldwide Corp.	283	29,242
PACCAR, Inc.	128	12,433
		105,343
Media — 0.9%
Charter Communications, Inc., Class A *	48	17,758
Comcast Corp., Class A	892	32,892
		50,650

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — 0.1%
Nucor Corp.	41	4,988
Multi-Utilities — 0.1%
Dominion Energy, Inc.	125	7,007
Oil, Gas & Consumable Fuels — 3.2%
ConocoPhillips	439	46,095
Diamondback Energy, Inc.	96	15,296
EOG Resources, Inc.	199	25,499
Exxon Mobil Corp.	775	92,196
		179,086
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	199	8,692
Personal Care Products — 0.2%
Kenvue, Inc.	492	11,788
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	662	40,345
Eli Lilly & Co.	78	64,289
Johnson & Johnson	311	51,630
Merck & Co., Inc.	80	7,167
		163,431
Professional Services — 0.5%
Equifax, Inc.	34	8,123
Leidos Holdings, Inc.	137	18,518
		26,641
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	115	7,663
Semiconductors & Semiconductor Equipment — 10.4%
Advanced Micro Devices, Inc. *	137	14,115
Analog Devices, Inc.	195	39,362
Broadcom, Inc.	497	83,201
Lam Research Corp.	295	21,430
Marvell Technology, Inc.	39	2,379
Micron Technology, Inc.	236	20,506
NVIDIA Corp. (a)	2,986	323,666
NXP Semiconductors NV (China)	181	34,390
Texas Instruments, Inc.	226	40,525
		579,574
Software — 9.6%
Adobe, Inc. *	17	6,683
Cadence Design Systems, Inc. *	26	6,527
Fair Isaac Corp. *	4	8,277
Intuit, Inc.	31	18,812
Microsoft Corp.	962	361,118
Oracle Corp.	256	35,875
Palantir Technologies, Inc., Class A *	133	11,219

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Salesforce, Inc.	181	48,473
ServiceNow, Inc. *	45	35,846
		532,830
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	103	14,701
Equinix, Inc.	7	5,482
SBA Communications Corp.	79	17,494
		37,677
Specialty Retail — 2.3%
AutoZone, Inc. *	7	28,226
Best Buy Co., Inc.	94	6,892
Burlington Stores, Inc. *	55	13,097
Lowe's Cos., Inc.	225	52,379
Ross Stores, Inc.	214	27,340
		127,934
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	1,651	366,683
Hewlett Packard Enterprise Co.	380	5,858
Sandisk Corp. *	13	645
Seagate Technology Holdings plc	253	21,514
Western Digital Corp. *	41	1,644
		396,344
Tobacco — 0.6%
Altria Group, Inc.	191	11,452
Philip Morris International, Inc.	140	22,319
		33,771
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	11	6,813
Total Common Stocks (Cost $4,019,088)		5,338,329
	NO. OF CONTRACTS
Options Purchased — 2.8%
Put Options Purchased — 2.8%
S&P 500 Index
4/30/2025 at USD 5,715.00, European Style
Notional Amount: USD 5,427,781
Counterparty: Exchange-Traded * (Cost $65,819)	9,672	157,460

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (b) (c) (Cost $101,459)	101,459	101,459
Total Investments — 100.4% (Cost $4,186,366)		5,597,248
Liabilities in Excess of Other Assets — (0.4)%		(21,784)
NET ASSETS — 100.0%		5,575,464

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	297	06/20/2025	USD	84,003	(241)

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	9,672	USD 5,427,781	USD 6,335.00	4/30/2025	(213)
Written Put Options Contracts as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	9,672	USD 5,427,781	USD 4,820.00	4/30/2025	(7,786)
Total Written Options Contracts (Premiums Received $57,795)						(7,999)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,597,248	$—	$—	$5,597,248
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(241)	$—	$—	$(241)
Options Written (a)
Call Options Written	(213)	—	—	(213)
Put Options Written	(7,786)	—	—	(7,786)
Total Depreciation in Other Financial Instruments	$(8,240)	$—	$—	$(8,240)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	$97,567	$930,910	$927,018	$—	$—	$101,459	101,459	$2,738	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.